EQUIPMENT FINANCING	12 Months Ended
Dec. 31, 2021
Disclosure Of Long Term Equipment Financing Liability [Abstract]
EQUIPMENT FINANCING [Text Block]

13. EQUIPMENT FINANCING

During the previous fiscal year, the Company's wholly owned subsidiary, DeLamar Mining Company, purchased a dozer and two small excavators and entered into a 48-month mobile equipment financing agreement in the amount of $0.6mm. The mobile equipment financing is guaranteed by Integra Resources Corp.

During the second quarter of 2021, the Company's wholly owned subsidiary, DeLamar Mining Company, purchased a dozer and entered into a 48-month mobile equipment financing agreement in the amount of $0.3mm. The mobile equipment financing is guaranteed by Integra Resources Corp.

The equipment financing liability is initially measured at the present value of the payments to be made over the financing term, using the implicit interest rate of 7.0% per annum for the 2020 financing and the implicit interest rate of 6.5% for the financing incurred in the second quarter of 2021. Subsequently, equipment financing liability is accreted to reflect interest and the liability is reduced to reflect financing payments.

A summary of the changes in the equipment financing liabilities and the interest expenses for the years ended December 31, 2021 and 2020 is as follows:

Financing Liabilities Equipment
Balance, January 1, 2020	$-
Financing liabilities at initial recognition	566,103
Principal payments	(73,045)
Balance, December 31, 2020	493,058
Addition	260,685
Principal payments	(156,206)
Balance, December 31, 2021	$597,537

	December 31, 2021	December 31, 2020
Current liability portion	$202,577	$132,351
Long-term liability portion	394,960	360,707

Interest expenses
Balance, December 31, 2020	$21,847
Balance, December 31, 2021	$37,410